Accrued Liabilities - Schedule of Accrued Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Payables and Accruals [Abstract]
Employee-related liabilities	$ 4,579	$ 3,822	$ 2,060
Outsourced foundry services	375	4,113	3,942
Goods and services received not invoiced	2,989	1,974	728
Accrued income taxes	1,882	1,019	129
Accrued manufacturing expenses	3,102	299
Other accrued liabilities		4,593	1,941
Other accrued liabilities	5,387	4,294
Total accrued liabilities	$ 18,314	$ 15,521	$ 8,800